Related party transactions and Directors' remuneration - Disclosure required by the Companies Act 2006 (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Director
Disclosure of transactions between related parties [line items]
Aggregate emoluments	£ 8.3	£ 7.2	£ 7.1
Amounts paid under LTIPs	0.0	0.0	0.4
Total directors expense in accordance with companies act 2006	8.3	7.2	7.5
Director | SVP and DSVP
Disclosure of transactions between related parties [line items]
Aggregate emoluments	1.8	1.5	2.3
Highest paid director
Disclosure of transactions between related parties [line items]
Aggregate emoluments	4.3	3.6	3.6
Amounts paid under LTIPs	0.0	0.0	0.0
Total directors expense in accordance with companies act 2006	4.3	3.6	3.6
Highest paid director | SVP and DSVP
Disclosure of transactions between related parties [line items]
Aggregate emoluments	£ 1.1	£ 1.0	£ 1.5